Valuation results and net trading income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Results And Net Trading Income [Table]
CVA/DVA Adjustments on trading derivatives	€ 98	€ 17	€ 39
Fair value adjustments on own issued notes	65	(1)	(424)
Interest income on financial assets held for trading	13,737	13,412	15,187
Interest expense on financial liabilities held for trading	14,079	13,052	14,922
Trading securities [member]
Valuation Results And Net Trading Income [Table]
Trading gains and losses relating to trading securities	€ (268)	€ (690)	€ (82)